Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) $ in Millions	Apr. 22, 2024 USD ($)
2.000% Notes due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Apr. 22, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.00%
Notes Repurchased Maturity Period	Notes due 2028
Currency	EUR
Original principal amount outstanding	$ 3,000
Principal amount repurchased	89
Principal amount not repurchased	$ 2,911
4.000% Notes due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Apr. 22, 2024
Issuer	ABIWW
Title of series of notes partially repurchased	4.00%
Notes Repurchased Maturity Period	Notes due 2028
Currency	USD
Original principal amount outstanding	$ 2,500
Principal amount repurchased	868
Principal amount not repurchased	$ 1,632
2.125% Notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Apr. 22, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.125%
Notes Repurchased Maturity Period	Notes due 2027
Currency	EUR
Original principal amount outstanding	$ 1,000
Principal amount repurchased	212
Principal amount not repurchased	$ 788
2.700% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Apr. 22, 2024
Issuer	ABISA
Title of series of notes partially repurchased	2.70%
Notes Repurchased Maturity Period	Notes due 2026
Currency	EUR
Original principal amount outstanding	$ 1,000
Principal amount repurchased	385
Principal amount not repurchased	$ 615
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Apr. 22, 2024
Issuer	ABIWW and ABC
Title of series of notes partially repurchased	3.65%
Notes Repurchased Maturity Period	Notes due 2026
Currency	USD
Original principal amount outstanding	$ 2,255
Principal amount repurchased	947
Principal amount not repurchased	$ 1,307